Statement Of Cash Flows	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows Abstract [Abstract]
Disclosure Of Cash Flow Statement Explanatory

39. Statement of Cash Flows

39.1 Details of cash and cash equivalents as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Cash	￦	2,311,418	￦	2,560,970
Checks with other banks		383,500		327,781
Due from the Bank of Korea		8,607,911		12,340,532
Due from other financial institutions		9,535,049		10,379,559

		20,837,878		25,608,842

Due from financial institutions measured at fair value through profit or loss		216,367		100,094

		21,054,245		25,708,936

Restricted due from financial institutions		(13,372,966)		(15,303,363)
Due from financial institutions with original maturities over three months		(1,557,554)		(1,720,481)

		(14,930,520)		(17,023,844)

	￦	6,123,725	￦	8,685,092

39.2 Significant non-cash transactions for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Decrease in loans due to write-offs	￦	1,079,435	￦	1,188,584	￦	1,283,071
Changes in financial investments due to debt-for-equity swap		22,286		104,815		13,820
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		119,182		35,490		496,159
Changes in accumulated other comprehensive income from valuation of investments in associates		(3,733)		7,695		(6,978)
Changes in other payables due to treasury stock trust agreement, etc.		6,678		—		—

39.3 Cash inflows and outflows from income tax, interests and dividends for the years ended December 31, 2018, 2019 and 2020, are as follows:

	Activity	2018		2019		2020
	(In millions of Korean won)
Income tax paid	Operating	￦	759,013	￦	1,223,084	￦	1,119,252
Interest received	Operating		13,958,806		14,936,705		14,986,532
Interest paid	Operating		4,369,345		5,365,595		5,266,158
Dividends received	Operating		235,243		185,846		187,699
Dividends paid	Financing		766,728		766,249		883,952

39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2019 and 2020, are as follows:

	2019
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging*	￦	8,049	￦	(28,631)	￦	—	￦	—	￦	139,771	￦	—	￦	67,912	￦	187,101
Borrowings		86,283,531		2,537,391		—		397,571		67,297		(602,388)		71,041		88,754,443
Due to trust accounts		5,285,108		(68,648)		—		—		—		—		—		5,216,460
Changes in non-controlling interests		9,110		574,580		—		345		—		—		1,372		585,407
Others		167,128		(95,723)		766,259		35,591		—		—		(4,699)		868,556

	￦	91,752,926	￦	2,918,969	￦	766,259	￦	433,507	￦	207,068	￦	(602,388)	￦	135,626	￦	95,611,967

	2020
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging*	￦	187,101	￦	(16,202)	￦	—	￦	(102,347)	￦	10,553	￦	1,166	￦	(137,467)	￦	(57,196)
Borrowings		88,754,443		22,627,875		—		(217,461)		(591,619)		2,131,517		(116,912)		112,587,843
Due to trust accounts		5,216,460		2,326,495		—		—		—		—		—		7,542,955
Changes in non-controlling interests		585,407		(25,658)		—		250,904		—		—		47,130		857,783
Others		868,556		(63,065)		236,860		11		—		—		(23,287)		1,019,075

	￦	95,611,967	￦	24,849,445	￦	236,860	￦	(68,893)	￦	(581,066)	￦	2,132,683	￦	(230,536)	￦	121,950,460

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities from assets.

39.5 The net cash flow associated with the changes in the subsidiaries for the years ended December 31, 2019 and 2020 was ￦ 91,592 million of cash inflow and ￦ 1,951,245 million of cash outflow, respectively.